--------------------------------------------------------------------------------
                                   LKCM FUND
                                 P.O. BOX 2798
                             BOSTON, MA 02208-2798

--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

J. Luther King, Jr., CFA                    Jacqui Brownfield
Chairman of the Board,                      Secretary & Treasurer
President
                                            John M. Corcoran
Paul W. Greenwell                           Assistant Treasurer
Vice President
                                            Karl O. Hartmann
H. Kirk Downey                              Assistant Secretary
Trustee
                                            Helen A. Robichaud
Earle A. Shields, Jr.                       Assistant Secretary
Trustee

--------------------------------------------------------------------------------

INVESTMENT ADVISER

 Luther King Capital Management Corp.
 301 Commerce Street, Suite 1600
 Fort Worth, TX 76102

--------------------------------------------------------------------------------

ADMINISTRATOR

 Chase Global Funds Services Company
 73 Tremont Street
 Boston, MA 02108-3913

--------------------------------------------------------------------------------

CUSTODIAN

 The Chase Manhattan Bank
 3 Chase MetroTech Center
 Brooklyn, NY 11245

--------------------------------------------------------------------------------

LEGAL COUNSEL

 Gardere & Wynne
 3000 Thanksgiving Tower
 Dallas, TX 75201

 Kirkpatrick & Lockhart
 1800 Massachusetts Avenue, N.W.
 2nd Floor
 Washington, D.C. 20036-1800

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

 Deloitte & Touche LLP
 125 Summer Street
 Boston, MA 02110

--------------------------------------------------------------------------------

DISTRIBUTOR

 Funds Distributor, Inc.
 60 State Street, Suite 1300 Boston, MA 02109

--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


--------------------------------------------------------------------------------

                                   LKCM FUND

--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                   LKCM FUND
                    --------------------------------------
                    --------------------------------------

DEAR FELLOW SHAREHOLDER:

  We are pleased to report the following performance information for the LKCM portfolios:

                                      SIX     AVERAGE  RUSSELL 2000  S&P 500
                                     MONTH    ANNUAL    SIX MONTH   SIX MONTH
                                     TOTAL     TOTAL      TOTAL       TOTAL
                          NET ASSET  RETURN   RETURN      RETURN     RETURN
                INCEPTION VALUE AT   ENDED     SINCE      ENDED       ENDED
PORTFOLIOS        DATES   06/30/97  06/30/97 INCEPTION   06/30/97   06/30/97
----------      --------- --------- -------- --------- ------------ ---------
LKCM Small Cap
 Equity         07/14/94   $16.64    12.27%    25.30%     10.17%      20.61%
LKCM Equity     01/03/96   $12.82    15.31%    22.17%      N/A        20.61%

  Once again, the first half of 1997 proved to be an outstanding period to be invested in the stock market and a challenging environment for many active equity managers. The stock market kicked-off 1997 with a robust start but, in the face of rising interest rates, ended up posting a sharp decline in the final month of the first quarter. Then, as pressure on interest rates began to abate, the overwhelming demand factors that have dominated the equity markets during most of the 1990's (mutual fund purchases, mergers, share repurchases) kicked into high gear and drove stock prices steadily higher into June. The stocks of large companies continued to dramatically outperform smaller companies and consumer, finance, healthcare, and technology stocks posted especially impressive gains. Leadership among the ranks of small stocks included the consumer and financial sectors but shares of small technology companies posted mixed performance while small healthcare issues languished. Energy and utility stocks were laggards across the market capitalization spectrum. Interest rates over the period were fairly volatile but, on June 30, stood only modestly above year-end 1996 levels.

  The LKCM Small Cap Equity Portfolio continued to produce robust returns in the first half of 1997, despite the market's continued love affair with large capitalization companies. After outperforming its small stock bogey, the Russell 2000, in both 1995 and 1996, the portfolio's return exceeded that of the benchmark again in 1997's first half. The long standing hallmark of the portfolio has been stock selection, which continued to emphasize niche companies that possess unique opportunities to grow their businesses at above-average returns on invested capital. The portfolio pursues these investment opportunities at times when the companies' prospects are under-appreciated by the overall market--when the securities are undervalued. In fact, this sensitivity to valuation helped to preserve capital during the weakness experienced by small stocks in the first quarter. But, the portfolio was able to keep up with the revival in small stock performance during the second quarter because, in addition to value, the investments provide exceptional growth opportunities. As of June 30, important sector concentrations included Energy (12.7%), Financial Services (13.7%), Health Care (10.7%), and Retail (11.4%). The total net assets of the portfolio as of June 30, 1997 were $242,639,946 of which $228,099,315 (94.4%) were invested in common and preferred stocks with the balance held in cash reserves.

  The LKCM Equity Portfolio posted a very attractive absolute total return in the first half of 1997 but was outpaced by its benchmark index, the S&P 500. The portfolio's focus on both risk as well as reward, via a consciousness of valuation extremes, capped some of the portfolio's upside while managing the downside risk. Also, the accumulation, by the portfolio, of shares of mid-sized companies with unique growth prospects penalized performance in the short-term. Stock selection within the portfolio, which is comprised of a diversified mix of medium and large capitalization stocks, continued to add significant value. Above, attention to valuation was mentioned as a means of managing risk. The reward portion of the risk/reward formula is driven by our active pursuit of investing in the securities of companies with strong balance sheets, established and defensible franchises, and consistent growth prospects with high and sustainable profitability levels. Many of the larger and more mature companies generate huge amounts of free cash flow and, therefore, management stewardship over that cash is a paramount consideration. Share repurchases are prevalent at many of the companies in which the portfolio is invested and, in our opinion, remain a viable use of excess capital. As of June 30, the portfolio had overweighted positions in the Energy sector (13.5%) and the Health Care sector (12.3%) when compared to the S&P 500. Other important sectors included Financial Services (10.9%) and Technology (15.4%). As of June 30, 1997, the total net assets of the portfolio were $38,811,770 of which $36,794,369 (94.8%) were invested in common stocks with the balance held in cash reserves.

  At the beginning of the year, we indicated that the "market demand" variables such as strong mutual fund cash flows, heavy corporate share repurchases, and active industry consolidation would support the market in the short term. Indeed, those factors have driven the market much higher than we would have imagined. However, we also warned that the market was increasingly subject to an earnings related set back as expectations and valuations have risen to uncomfortable levels. We believe these risks have grown as we enter the second half of the year. As a result, investors continue to shun valuation considerations in exchange for earnings stability and we look for this appetite for high-quality to continue. Nevertheless, the stock market's impressive advance has attempted, on several occasions in the first half, to include shares of smaller capitalization companies. While stock market leadership continues to be narrowly focused around the very largest companies, the compelling valuations and attractive growth prospects of small companies bodes well for the stocks over the intermediate term. Regardless of the investment landscape, the experienced staff at LKCM, coupled with a time tested philosophy of security selection, is dedicated to uncovering investments that provide an attractive long-term reward/risk profile.

Regards,

/s/ Luther King

J. Luther King, Jr., CFA
July 14, 1997

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)

                                                            SHARES     VALUE+

--------------------------------------------------------------------------------
 COMMON STOCKS (94.4%)
--------------------------------------------------------------------------------
 BASIC RESOURCES (4.4%)
  Lawter International, Inc. .............................  140,000 $  1,767,500
  Longview Fibre Co. .....................................  174,500    2,901,063
  Mississippi Chemical Corp. .............................   90,000    1,867,500
  Reliance Steel & Aluminum Co. ..........................   75,000    1,950,000
 *Titanium Metals Corp. ..................................   70,000    2,213,750
                                                                    ------------
                                                                      10,699,813
                                                                    ------------
--------------------------------------------------------------------------------
 BEVERAGE & PERSONAL PRODUCTS (1.0%)
 *Carson, Inc. ...........................................   90,000      967,500
  Twinlab Corp. ..........................................   60,000    1,440,000
                                                                    ------------
                                                                       2,407,500
                                                                    ------------
--------------------------------------------------------------------------------
 CONSUMER & COMMERCIAL SERVICES (6.7%)
  Boykin Lodging Co. .....................................   77,000    1,843,187
 *CapStar Hotel Co. ......................................   75,000    2,400,000
 *Carmike Cinemas, Inc., Class A..........................   91,700    3,003,175
  La Quinta Motor Inns, Inc. .............................  120,000    2,625,000
 *Norwood Promotional Products, Inc. .....................   20,000      280,000
 *Romac International, Inc. ..............................   50,000    1,637,500
 *Source Services Corp. ..................................   45,000    1,209,375
  Starwood Lodging Trust..................................   75,000    3,201,562
                                                                    ------------
                                                                      16,199,799
                                                                    ------------
--------------------------------------------------------------------------------
 CONSUMER DURABLES (3.3%)
  Centex Corp. ...........................................   50,000    2,031,250
 *Dal-Tile International, Inc. ...........................  140,000    2,598,750
 *Kevco, Inc. ............................................   50,300      679,050
  Lawson Products, Inc. ..................................   78,500    2,119,500
 *RDO Equipment Co. ......................................   20,000      447,500
                                                                    ------------
                                                                       7,876,050
                                                                    ------------
--------------------------------------------------------------------------------
 ENERGY (12.7%)
 *Brown (Tom), Inc. ......................................   93,000    1,976,250
 *Cairn Energy USA, Inc. .................................  106,000    1,391,250
  Carbo Ceramics, Inc. ...................................   40,000    1,090,000

    The accompanying notes are an integral part of the financial statements.

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                            SHARES     VALUE+

--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 ENERGY--(CONTINUED)
 *Diamond Offshore Drilling, Inc. ........................   40,000 $  3,125,000
 *Encal Energy Ltd. ......................................  487,500    1,677,381
 *HS Resources, Inc. .....................................  110,000    1,553,750
  ICO, Inc. ..............................................  354,300    1,837,931
 *Input/Output, Inc. .....................................   95,000    1,721,875
  Noble Affiliates, Inc. .................................   97,000    3,752,688
 *Seagull Energy Corp. ...................................   65,000    1,137,500
  Snyder Oil Corp. .......................................  110,000    2,021,250
  Tidewater, Inc. ........................................   46,133    2,029,852
 *Titan Exploration, Inc. ................................   70,500      854,813
 *Trico Marine Services, Inc. ............................  100,000    2,181,250
  Union Pacific Resources Group, Inc. ....................   50,000    1,243,750
 *United Meridian Corp. ..................................   25,000      750,000
 *Varco International, Inc. ..............................   32,000    1,032,000
 *Weatherford Enterra, Inc. ..............................   20,000      770,000
  Wiser Oil Co. ..........................................   40,000      737,500
                                                                    ------------
                                                                      30,884,040
                                                                    ------------
--------------------------------------------------------------------------------
 ENVIRONMENT (0.9%)
 *Cuno Inc. ..............................................   70,000    1,172,500
 *U.S. Filter Corp. ......................................   40,000    1,090,000
                                                                    ------------
                                                                       2,262,500
                                                                    ------------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (13.7%)
  AmVestors Financial Corp. ..............................   65,000    1,218,750
 *AmeriCredit Corp. ......................................   40,000      840,000
  American Heritage Life Investment Co. ..................    1,400       46,200
 *Atlantic Gulf Communities Corp. ........................  124,762      795,358
  Bedford Property Investors, Inc. .......................   35,000      704,375
  Brandywine Realty Trust.................................   56,100    1,136,025
  Capsure Holdings Corp. .................................  180,000    2,328,750
  Chartwell Re Corp. .....................................   80,400    2,412,000
 *Crescent Operating, Inc. ...............................    6,200       74,400
  Crescent Real Estate Equities, Inc. ....................   62,000    1,968,500
  Cullen/Frost Bankers, Inc. .............................  110,000    4,661,250

    The accompanying notes are an integral part of the financial statements.

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                            SHARES     VALUE+

--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 FINANCIAL SERVICES--(CONTINUED)
  E.W. Blanch Holdings, Inc. .............................   20,000 $    533,750
 *Fairfield Communities, Inc. ............................   30,000    1,008,750
  First Colorado Bancorp, Inc. ...........................  150,000    2,868,750
  First Victoria National Bank............................   19,000      503,500
  Gainsco, Inc. ..........................................   53,398      500,606
  Guarantee Life Co., Inc. ...............................   46,100    1,158,263
 *Hartford Life, Inc. ....................................   33,700    1,263,750
 *Penn Treaty American Corp. .............................   28,000      857,500
  Prentiss Properties Trust...............................   75,000    1,921,875
  Sterling Bancorp........................................  116,000    2,160,500
  Texas Regional Bancshares Inc., Class A.................   70,000    2,940,000
 *The Siebels Bruce Group, Inc. ..........................   50,000      393,750
 *Westbridge Capital Corp. ...............................   87,000      842,812
                                                                    ------------
                                                                      33,139,414
                                                                    ------------
--------------------------------------------------------------------------------
 FOOD, TOBACCO & OTHER (1.7%)
 *Armanio Foods Of Distinction, Inc.......................  200,000      212,500
 *Suiza Foods Corp. ......................................   97,000    3,977,000
                                                                    ------------
                                                                       4,189,500
                                                                    ------------
--------------------------------------------------------------------------------
 HEALTH CARE (10.7%)
 *Diagnostic Health Services, Inc. .......................   10,000       91,250
 *Emcare Holdings, Inc. ..................................  128,200    4,695,325
  Fisher Scientific International, Inc. ..................  120,000    5,700,000
  Kinetic Concepts, Inc. .................................  123,200    2,217,600
 *Magellan Health Services, Inc. .........................   30,000      885,000
 *Maxxim Medical, Inc. ...................................  120,000    2,085,000
 *Patterson Dental Co. ...................................   42,500    1,458,281
 *Prime Medical Services, Inc. ...........................   80,000      865,000
 *ProMedCo Management Co. ................................   15,000      127,500
 *Protein Design Labs, Inc. ..............................   24,000      684,000
 *Scherer R.P. Corp. .....................................   35,000    1,806,875
 *Sybron International Corp. .............................   52,500    2,093,438
 *TECNOL Medical Products, Inc. ..........................  142,100    3,161,725
                                                                    ------------
                                                                      25,870,994
                                                                    ------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                             SHARES     VALUE+

---------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
---------------------------------------------------------------------------------
 HEAVY INDUSTRY / TRANSPORTATION (7.0%)
 *AirNet Systems, Inc. ....................................  123,700 $  2,025,587
  Barrick Gold Corp. ......................................   26,100      574,200
 *Covenant Transport, Inc., Class A........................   90,000    1,473,750
 *Genesee & Wyoming, Inc., Class A.........................   70,500    1,850,625
  JLG Industries, Inc. ....................................   70,000      953,750
 *MTL, Inc. ...............................................   30,000      701,250
  NL Industries, Inc. .....................................   41,000      594,500
 *Railamerica, Inc. .......................................  375,000    1,640,625
 *Railtex, Inc. ...........................................   90,000    1,620,000
 *Simon Transportation Services, Inc. .....................   44,000      874,500
 *Swift Transportation Co., Inc. ..........................   90,000    2,655,000
  TJ International, Inc. ..................................   70,000    1,645,000
 *US Xpress Enterprises, Inc. .............................   20,000      395,000
                                                                     ------------
                                                                       17,003,787
                                                                     ------------
---------------------------------------------------------------------------------
 MANUFACTURING (7.7%)
  Blount International, Inc. ..............................  100,000    4,256,250
  Chart Industries, Inc. ..................................   50,000    1,368,750
  ESCO Electronics Corp. ..................................   80,000    1,010,000
 *Figgie International, Inc., Class A......................  118,500    1,629,375
 *Foamex International, Inc. ..............................  130,000    1,706,250
 *Inter-City Products Corp. ...............................    2,700       14,681
 *Kirby Corp. .............................................  280,000    5,110,000
  Lindsay Manufacturing Co. ...............................  110,000    3,602,500
                                                                     ------------
                                                                       18,697,806
                                                                     ------------
---------------------------------------------------------------------------------
 PUBLISHING & BROADCASTING (4.7%)
  Belo (A.H.) Corp., Class A...............................   80,000    3,330,000
 *Chancellor Broadcasting Corp., Class A...................   40,000    1,600,000
  Harte-Hanks Communications, Inc. ........................   70,000    2,065,000
 *Heftel Broadcasting Corp. ...............................   33,800    1,867,450
 *Heritage Media Corp. ....................................   98,000    1,849,750
 *Saga Communication, Inc., Class A........................   42,968      794,908
                                                                     ------------
                                                                       11,507,108
                                                                     ------------
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                            SHARES     VALUE+

--------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
 RETAIL (11.4%)
 * Acorn Products, Inc. ..................................   70,000 $    980,000
 * Boise Cascade Office Products Corp. ...................   72,500    1,232,500
 * Borders Group, Inc. ...................................  140,000    3,377,500
 * Cameron Ashley Building Products.......................  141,000    1,956,375
 * Coleman Co., Inc. .....................................  160,000    2,760,000
   Justin Industries, Inc. ...............................  291,100    3,711,525
 * Lone Star Steakhouse & Saloon, Inc. ...................   72,500    1,885,000
 * Party City Corp. ......................................   15,000      251,250
   Pier 1 Imports, Inc. ..................................  110,000    2,915,000
 * Play By Play Toys & Novelties, Inc. ...................  121,500    1,852,875
 * Proffitt's Inc. .......................................   20,000      877,500
   Stride Rite Corp. .....................................   50,000      643,750
 * Taco Cabana, Class A...................................  174,100      696,400
 * The Bombay Company, Inc. ..............................  100,000      500,000
 * Tractor Supply Co. ....................................  100,500    1,809,000
 * Tuesday Morning Corp. .................................  105,000    2,113,125
 * Unimark Group, Inc. ...................................   15,000      120,000
                                                                    ------------
                                                                      27,681,800
                                                                    ------------
--------------------------------------------------------------------------------
 TECHNOLOGY (7.4%)
 * Bell & Howell Co. .....................................   50,000    1,540,625
 * Compuserve Corp. ......................................  125,000    1,343,750
   Dallas Semiconductor...................................   52,500    2,060,625
   Danka Business Systems ADR.............................   50,000    2,043,750
 * Intellicall, Inc. .....................................  100,000      462,500
 * Interphase Corp. ......................................   48,500      419,828
 * Kent Electronics Corp. ................................  145,000    5,319,688
 * Physican Computer Network, Inc. .......................  115,000      776,250
 * Qwest Communications International, Inc. ..............   30,000      817,500
 * Segue Software Inc. ...................................   17,500      238,438
 * Tekelec................................................   70,000    2,476,250
 * Zilog, Inc. ...........................................   20,000      380,000
                                                                    ------------
                                                                      17,879,204
                                                                    ------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                           SHARES     VALUE+

-------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
 TELECOMMUNICATIONS (1.1%)
 * PageMart Wireless, Inc., Class A.....................  200,000  $  1,700,000
 * Pronet, Inc. ........................................  250,000     1,000,000
                                                                   ------------
                                                                      2,700,000
                                                                   ------------
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (COST $174,778,809)................            228,999,315
-------------------------------------------------------------------------------
 PREFERRED STOCK (0.0%)
-------------------------------------------------------------------------------
 FINANCIAL SERVICES (0.0%)
 *@#Atlantic Gulf Communications Corp. (COST $98,800)...   10,000        98,800
                                                                   ------------
-------------------------------------------------------------------------------
                                                           NO. OF
                                                          WARRANTS
-------------------------------------------------------------------------------
 WARRANTS (0.0%)
-------------------------------------------------------------------------------
 FINANCIAL SERVICES (0.0%)
 *@#Atlantic Gulf Communications Corp., Class A, expir-
  ing 6/23/04...........................................    6,667           400
 *@#Atlantic Gulf Communications Corp., Class B, expir-
  ing 6/23/04...........................................    6,667           400
 *@#Atlantic Gulf Communications Corp., Class C, expir-
  ing 6/23/04...........................................    6,666           400
-------------------------------------------------------------------------------
 TOTAL WARRANTS (COST $1,200)...........................                  1,200
-------------------------------------------------------------------------------

                            FACE AMOUNT
---------------------------------------------------
 CASH EQUIVALENT (5.1%)
---------------------------------------------------
 REPURCHASE AGREEMENT
  (5.1%)
 Chase Securities, Inc.
  5.70%, dated 6/30/97,
  due 7/1/97, to be
  repurchased at
  $12,422,967
  collateralized by
  $13,150,000 U.S.
  Treasury Bond 5.625%,
  due 2/15/06, valued at
  $12,634,784
  (COST $12,421,000)........$12,421,000  12,421,000
---------------------------------------------------
 TOTAL INVESTMENTS (99.5%)
  (COST $187,299,809).......            241,520,315
---------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LCKM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                            VALUE+

------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
------------------------------------------------------
Cash..................................   $        560
Receivable for Investments Sold.......      2,781,948
Receivable for Fund Shares Sold.......          2,500
Dividends Receivable..................        179,856
Interest Receivable...................          1,967
Other Assets..........................         35,927
Payable for Investments Purchased.....     (1,439,345)
Payable for Investment Advisory Fees..       (409,325)
Payable for Administrative Fees.......        (23,410)
Other Liabilities.....................        (11,047)
                                         ------------
                                            1,119,631
------------------------------------------------------
NET ASSETS (100%)
Applicable to 14,582,003 outstanding
 shares of beneficial interest
 (unlimited authorization, no par
 value)...............................   $242,639,946
------------------------------------------------------
------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE...........   $      16.64
------------------------------------------------------
------------------------------------------------------

+   See Note A to Financial Statements.
*   Non-Income Producing Security.
@   Security issued as a private placement. Restricted as to public resale.
#   Security valued at fair value--See Note A to financial statements.
ADR American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)

                                                              SHARES   VALUE+

--------------------------------------------------------------------------------
 COMMON STOCKS (94.8%)
--------------------------------------------------------------------------------
 BASIC RESOURCES (6.9%)
  Du Pont (E.I.) De Nemours & Co. ..........................  16,000 $ 1,006,000
  Longview Fibre Co. .......................................  35,000     581,875
  Morton International, Inc. ...............................  11,000     332,063
  Willamette Industries, Inc. ..............................  11,000     770,000
                                                                     -----------
                                                                       2,689,938
                                                                     -----------
--------------------------------------------------------------------------------
 BEVERAGE & PERSONAL PRODUCTS (8.9%)
  Colgate-Palmolive Co. ....................................  17,000   1,109,250
  Eastman Kodak Co. ........................................   8,500     652,375
  Kimberly Clark Corp. .....................................  17,000     845,750
  PepsiCo, Inc. ............................................  22,000     826,375
                                                                     -----------
                                                                       3,433,750
                                                                     -----------
--------------------------------------------------------------------------------
 CONSUMER & COMMERCIAL SERVICES (6.1%)
  General Electric Co. .....................................  16,000   1,046,000
  La Quinta Motor Inns, Inc. ...............................  20,000     437,500
  Manpower, Inc. ...........................................  20,000     890,000
                                                                     -----------
                                                                       2,373,500
                                                                     -----------
--------------------------------------------------------------------------------
 ENERGY (13.5%)
  Amoco Corp. ..............................................   9,000     782,437
  Exxon Corp. ..............................................  16,000     984,000
  Mobil Corp. ..............................................  12,000     838,500
  Noble Affiliates, Inc. ...................................  16,500     638,344
  Schlumberger, Ltd. .......................................  10,000   1,250,000
  Tidewater, Inc. ..........................................  17,000     748,000
                                                                     -----------
                                                                       5,241,281
                                                                     -----------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (10.9%)
  American General Corp. ...................................  10,000     477,500
  Cullen/Frost Bankers, Inc. ...............................  18,000     762,750
  H&R Block, Inc. ..........................................  20,000     645,000
 *Hartford Life, Inc. ......................................  25,000     937,500
  Nationwide Financial Services, Inc. ......................  10,000     265,625
  Norwest Corp. ............................................  20,000   1,125,000
                                                                     -----------
                                                                       4,213,375
                                                                     -----------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                               SHARES   VALUE+

---------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
---------------------------------------------------------------------------------
 FOOD, TOBACCO & OTHER (1.4%)
  Nabisco Holdings Corp., Class A............................  14,000 $   558,250
                                                                      -----------
---------------------------------------------------------------------------------
 HEALTH CARE (12.3%)
  Baxter International, Inc. ................................  20,000   1,045,000
  Merck & Co., Inc. .........................................  10,000   1,035,000
  Pfizer, Inc. ..............................................  20,000   1,195,000
  Schering-Plough Corp. .....................................  22,000   1,053,250
  SmithKline Beecham plc ADR.................................   5,000     458,125
                                                                      -----------
                                                                        4,786,375
                                                                      -----------
---------------------------------------------------------------------------------
 HEAVY INDUSTRY / TRANSPORTATION (1.8%)
  Union Pacific Corp. .......................................  10,000     705,000
                                                                      -----------
---------------------------------------------------------------------------------
 MANUFACTURING (4.4%)
  Corning, Inc. .............................................  17,000     945,625
 *Kirby Corp. ...............................................  42,000     766,500
                                                                      -----------
                                                                        1,712,125
                                                                      -----------
---------------------------------------------------------------------------------
 PUBLISHING & BROADCASTING (6.0%)
  Belo (A.H.) Corp., Class A.................................  20,000     832,500
  Gannett Co., Inc. .........................................   8,000     790,000
  Westinghouse Electric Corp. ...............................  30,000     693,750
                                                                      -----------
                                                                        2,316,250
                                                                      -----------
---------------------------------------------------------------------------------
 RETAIL (7.2%)
  Home Depot, Inc. ..........................................  15,600   1,075,425
 *Polo Ralph Lauren Corporation..............................  33,000     903,375
  Sherwin-Williams Co. ......................................  26,000     802,750
                                                                      -----------
                                                                        2,781,550
                                                                      -----------
---------------------------------------------------------------------------------
 TECHNOLOGY (15.4%)
  AMP, Inc. .................................................  16,000     668,000
  Alltel Corp. ..............................................  10,000     334,375
 *Cisco Systems, Inc. .......................................  14,000     939,750
  Electronic Data Systems Corp. .............................  14,000     574,000
  Fisher Scientific International, Inc. .....................  20,000     950,000
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF NET ASSETS--(CONTINUED)
June 30, 1997 (Unaudited)

                                                           SHARES    VALUE+

-------------------------------------------------------------------------------
 COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
 TECHNOLOGY--(CONTINUED)
  Hewlett Packard Co. ..................................    15,000 $   840,000
  Intel Corp. ..........................................     2,400     340,350
  Motorola, Inc. .......................................    14,000   1,064,000
 *Qwest Communications International, Inc. .............    10,000     272,500
                                                                   -----------
                                                                     5,982,975
                                                                   -----------
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (COST $28,583,060) ................            36,794,369
-------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
-------------------------------------------------------------------------------
 CASH EQUIVALENT (2.2%)
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (2.2%)
  Chase Securities, Inc. 5.70%, dated 6/30/97, due
   7/1/97, to be repurchased at $867,137 collateralized
   by $920,000 U.S. Treasury Bond 5.625%, due 2/15/06,
   valued at $883,954 (COST $867,000)...................  $867,000     867,000
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (97.0%) (COST $29,450,060)...........            37,661,369
-------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (3.0%)
-------------------------------------------------------------------------------
 Cash............................................................. $       769
 Receivable for Investments Sold..................................   1,121,086
 Dividends Receivable.............................................      53,280
 Receivable for Fund Shares Sold..................................      13,000
 Interest Receivable..............................................         137
 Other Assets.....................................................       4,209
 Payable for Investment Advisory Fees.............................     (19,392)
 Payable for Administrative Fees..................................     (12,115)
 Other Liabilities................................................     (10,573)
                                                                   -----------
                                                                     1,150,401
-------------------------------------------------------------------------------
 NET ASSETS (100%)
  Applicable to 3,027,904 outstanding shares of beneficial inter-
   est (unlimited authorization, no par value).................... $38,811,770
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE... $     12.82
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+   See Note A to Financial Statements.
*   Non-Income Producing Security.
ADR American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Period Ended June 30, 1997 (Unaudited)

                                                  LKCM
                                                SMALL CAP               LKCM
                                                 EQUITY                EQUITY
                                                PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..........................           $   737,993           $  280,853
 Interest...........................               504,553               46,532
--------------------------------------------------------------------------------
  TOTAL INCOME......................             1,242,546              327,385
--------------------------------------------------------------------------------
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fee.........................  $785,456             $123,840
  Less: Fee Waived..................       --      785,456  (88,414)     35,426
                                      --------             --------
 Administrative Fees--Note C........               169,441               77,734
 Audit Fees.........................                 9,884                8,343
 Trustees' Fees--Note E.............                 6,831                2,067
 Filing and Registration Fees.......                22,838               12,241
 Other Expenses.....................                30,728                5,795
--------------------------------------------------------------------------------
  TOTAL EXPENSES....................             1,025,178              141,606
--------------------------------------------------------------------------------
   NET INVESTMENT INCOME............               217,368              185,779
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVEST-
 MENTS..............................             5,335,220              (67,806)
NET CHANGE IN UNREALIZED
 APPRECIATION ON INVESTMENTS........            20,700,578            4,992,832
--------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND NET
 CHANGE IN UNREALIZED APPRECIATION..            26,035,798            4,925,026
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................           $26,253,166           $5,110,805
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED
                                                       JUNE 30,     YEAR ENDED
                                                         1997      DECEMBER 31,
                                                     (UNAUDITED)       1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.............................  $    217,368  $    631,886
 Net Realized Gain.................................     5,335,220    16,081,149
 Net Change in Unrealized Appreciation.............    20,700,578    19,407,252
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
   Operations......................................    26,253,166    36,120,287
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.............................      (669,762)     (596,495)
 Net Realized Gain.................................   (16,085,340)   (7,691,095)
--------------------------------------------------------------------------------
  Total Distributions..............................   (16,755,102)   (8,287,590)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular...................................    21,888,203    59,310,732
   --In Lieu of Cash Distributions.................    15,794,285     7,948,741
 Capital Contributions.............................           --         72,187
 Redeemed..........................................    (3,628,493)  (17,506,494)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.....    34,053,995    49,825,166
--------------------------------------------------------------------------------
 Total Increase....................................    43,552,059    77,657,863
Net Assets:
 Beginning of Period...............................   199,087,887   121,430,024
--------------------------------------------------------------------------------
 End of Period (2).................................  $242,639,946  $199,087,887
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
   Shares Issued...................................     1,460,032     4,161,147
   In Lieu of Cash Distributions...................     1,077,372       619,542
   Shares Redeemed.................................      (244,605)   (1,263,264)
                                                     ------------  ------------
                                                        2,292,799     3,517,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2) Net Assets Consist of:
   Paid in Capital.................................  $182,934,518  $148,880,523
   Undistributed Net Investment Income.............       190,132       642,526
   Accumulated Net Realized Gain...................     5,294,790    16,044,910
   Unrealized Appreciation.........................    54,220,506    33,519,928
                                                     ------------  ------------
                                                     $242,639,946  $199,087,887
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED        PERIOD FROM
                                                   JUNE 30,    JANUARY 3, 1996**
                                                      1997      TO DECEMBER 31,
                                                  (UNAUDITED)        1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income..........................  $   185,779     $   450,324
 Net Realized Gain (Loss).......................      (67,806)      1,245,994
 Net Change in Unrealized Appreciation..........    4,992,832       3,218,477
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from
   Operations...................................    5,110,805       4,914,795
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income..........................     (450,305)            --
 Net Realized Gain..............................   (1,254,463)            --
--------------------------------------------------------------------------------
  Total Distributions...........................   (1,704,768)            --
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular................................    3,803,858      34,492,749
   --In Lieu of Cash Distributions..............    1,102,609             --
 Redeemed.......................................   (4,108,622)     (4,799,656)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions..      797,845      29,693,093
--------------------------------------------------------------------------------
 Total Increase.................................    4,203,882      34,607,888
Net Assets:
 Beginning of Period............................   34,607,888             --
--------------------------------------------------------------------------------
 End of Period (2)..............................  $38,811,770     $34,607,888
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
   Shares Issued................................      329,203       3,403,217
   In Lieu of Cash Distributions................      100,237             --
   Shares Redeemed..............................     (360,175)       (444,578)
                                                  -----------     -----------
                                                       69,265       2,958,639
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2) Net Assets Consist of:
   Paid in Capital..............................  $30,490,938     $29,693,093
   Undistributed Net Investment Income..........      185,779         450,305
   Accumulated Net Realized Gain (Loss).........      (76,256)      1,246,013
   Unrealized Appreciation......................    8,211,309       3,218,477
                                                  -----------     -----------
                                                  $38,811,770     $34,607,888
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

** Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

LKCM SMALL CAP EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            PERIOD FROM   MAY 1, 1995                 SIX MONTHS
                          JULY 14, 1994**      TO        YEAR ENDED      ENDED
                           TO APRIL 30,   DECEMBER 31,  DECEMBER 31, JUNE 30, 1997
                               1995           1995          1996      (UNAUDITED)
----------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 10.00       $  11.48      $  13.84     $  16.20
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net Investment Income..         0.04+          0.03+         0.05         0.01
 Net Realized and
  Unrealized Gain on
  Investments...........         1.44           2.33          3.26         1.79
----------------------------------------------------------------------------------
  Total From Investment
   Operations...........         1.48           2.36          3.31         1.80
----------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income..          --             --          (0.07)       (0.05)
 Net Realized Gain......          --             --          (0.88)       (1.31)
----------------------------------------------------------------------------------
  Total Distributions...          --             --          (0.95)       (1.36)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................      $ 11.48       $  13.84      $  16.20     $  16.64
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
TOTAL RETURN............        14.80%++       20.56%++      25.67%       12.27%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of
 Period (Thousands).....      $66,736       $121,430      $199,088     $242,640
Ratio of Expenses to
 Average Net Assets.....         1.00%*         1.00%*        1.00%        0.98%*
Ratio of Net Investment
 Income to Average Net
 Assets.................         1.15%*         0.53%*        0.39%        0.21%*
Portfolio Turnover Rate.           53%            57%           66%          19%
Average Commission
 Rate#..................          N/A            N/A      $ 0.0564     $ 0.0567
----------------------------------------------------------------------------------

*  Annualized.
** Commencement of Operations.
+ Net of voluntarily waived fees and reimbursed expenses of $0.04 and $0.003 per share for the periods ended April 30, 1995 and December 31, 1995, respectively.
++ Total return would have been lower had the Adviser not waived or reimbursed certain expenses.
# For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.

   The accompanying notes are an integral part of the financial statements.

LKCM EQUITY PORFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   PERIOD FROM     SIX MONTHS
                                                JANUARY 3, 1996**     ENDED
                                                 TO DECEMBER 31,  JUNE 30, 1997
                                                      1996         (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........      $ 10.00         $ 11.70
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income+........................         0.15            0.06
 Net Realized and Unrealized Gain on
  Investments..................................         1.55            1.63
-------------------------------------------------------------------------------
  Total From Investment Operations.............         1.70            1.69
-------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.........................          --            (0.15)
 Net Realized Gain.............................          --            (0.42)
-------------------------------------------------------------------------------
  Total Distributions..........................          --            (0.57)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.................      $ 11.70         $ 12.82
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN++.................................        17.00%          15.31%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)..........      $34,608         $38,812
Ratio of Expenses to Average Net Assets........         0.80%*          0.80%*
Ratio of Net Investment Income to Average Net
 Assets........................................         1.50%*          1.05%*
Portfolio Turnover Rate........................           79%             31%
Average Commission Rate........................      $0.0611         $0.0608
-------------------------------------------------------------------------------

*  Annualized.
** Commencement of Operations.
+ Net of voluntarily waived fees of $0.05 and $0.03 per share for the periods ended December 31, 1996 and June 30, 1997, respectively.
++ Total return would have been lower had the adviser not waived certain expenses.


   The accompanying notes are an integral part of the financial statements.

                                   LKCM FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  LKCM Fund (the "Fund") was established under Delaware law by a Declaration of Trust dated February 10, 1994 and is registered under the Investment Company Act of 1940 as an open-end, management investment company. The LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio (the "Portfolios"), diversified portfolios of the Fund, commenced operations on July 14, 1994 and January 3, 1996, respectively.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

  1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

  2. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify for taxation as a regulated investment company under the Internal Revenue Code so that the Portfolios will not be subject to Federal income tax to the extent it distributes its income to its shareholders.

  Paid in capital, undistributed net investment income and accumulated net realized gain for the Portfolios have been adjusted for permanent book to tax differences.

  At June 30, 1997, cost and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                      NET
                                                                  APPRECIATION
   LKCM PORTFOLIOS          COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
   ---------------      ------------ ------------ -------------- --------------
   Small Cap Equity.... $187,299,809 $59,623,123   $(5,402,617)   $54,220,506
   Equity..............   29,450,060   8,459,804      (248,495)     8,211,309

  3. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities

                                   LKCM FUND
  as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

  4. DISTRIBUTION TO SHAREHOLDERS: The Portfolios intend to pay dividends and net capital gains distributions, if any, on an annual basis. All distributions will be recorded on the ex-dividend date.

  The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

  5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized using the accrual basis.

B. ADVISORY SERVICES: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Portfolios under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the LKCM Small Cap Equity Portfolio and LKCM Equity Portfolio pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to .75% and .70%, respectively, of the Portfolio's average daily net assets for the quarter. Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep total operating expenses from exceeding 1.00% and .80%, respectively.

C. ADMINISTRATIVE SERVICES: Chase Global Funds Services Company (the "Administrator"), a subsidiary of The Chase Manhattan Bank ("Chase"), provides the Fund with administrative, fund accounting, dividend disbursing and transfer agency services pursuant to a fund administration agreement. Chase provides the Fund with custodial services pursuant to a custodial agreement. Pursuant to the fund administration agreement and custody agreement, the Administrator receives an aggregate monthly fee, which on an annualized basis equals .215% of the first $75 million of the net assets of the Small Cap Equity Portfolio, plus .135% of the next $75 million of the net assets of the Small Cap Equity Portfolio, plus .095% of the net assets of the Small Cap Equity Portfolio in excess of $150 million (with a minimum annual fee of $145,000 plus .015% of average daily net assets); and .185% of the first $75 million of the net assets of the Equity Portfolio, plus .135% of the next $75 million of the net assets of the Equity Portfolio, plus .095% of the net assets of the Equity Portfolio in excess of $150 million (with a minimum annual fee of $100,000 in the first year, $145,000 subsequent years, plus
 .015% of average daily net assets).

D. PURCHASES AND SALES: For the period ended June 30, 1997, the cost of purchases and sales of investment securities other than long-term U.S. Government Securities and short term securities were:

LKCM PORTFOLIOS                                           PURCHASES     SALES
---------------                                          ----------- -----------
Small Cap Equity........................................ $54,787,052 $36,699,817
Equity..................................................  10,451,067  11,587,549

There were no purchases or sales of long-term U.S. Government securities for the Portfolios.

                                   LKCM FUND

E. BOARD OF TRUSTEES: Trustees, other than those who are officers or affiliates of the Adviser, receive an annual fee plus a meeting fee for each meeting attended and are reimbursed for expenses incurred in attending Board Meetings.

F. OTHER: At June 30, 1997, the percentage of total shares outstanding and the number of record shareholders owning 10% or greater of the Portfolios were as follows:

                                                             NO. OF        %
LKCM PORTFOLIOS                                           SHAREHOLDERS OWNERSHIP
---------------                                           ------------ ---------
Small Cap Equity.........................................       1        14.07%